Revenue Recognition - Contract with Customer, Contract Asset, Contract Liability, and Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 35,871	$ 27,840
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	21,057	19,264
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 14,814	$ 8,576